Deferred Policy Acquisition Costs and Deferred Sales Inducements - Schedule of Deferred Policy Acquisition Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Policy Acquisition Costs
Pre-adoption 1/1/2021 balance	$ 3,062,204	$ 3,408,505
Write-off related to in-force ceded reinsurance	(203,626)	(349,614)
Capitalizations	199,076	309,683
Amortization expense	(284,011)	(306,370)	$ (649,554)
Post adoption 1/1/2021 balance	2,773,643	3,062,204	3,408,505
Fixed Index Annuities
Deferred Policy Acquisition Costs
Pre-adoption 1/1/2021 balance	2,906,684	3,286,059
Write-off related to in-force ceded reinsurance	(196,417)	(349,614)
Capitalizations	193,989	250,070
Amortization expense	(254,934)	(279,831)
Post adoption 1/1/2021 balance	2,649,322	2,906,684	3,286,059
Fixed Rate Annuities
Deferred Policy Acquisition Costs
Pre-adoption 1/1/2021 balance	151,322	119,805
Write-off related to in-force ceded reinsurance	(7,209)	0
Capitalizations	4,424	57,344
Amortization expense	(28,432)	(25,827)
Post adoption 1/1/2021 balance	120,105	151,322	119,805
Single Premium Immediate Annuities
Deferred Policy Acquisition Costs
Pre-adoption 1/1/2021 balance	4,198	2,641
Write-off related to in-force ceded reinsurance	0	0
Capitalizations	663	2,269
Amortization expense	(645)	(712)
Post adoption 1/1/2021 balance	$ 4,216	$ 4,198	$ 2,641